Risk and Capital Management (Details 11) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Deposits	R$ 871,438.0	R$ 850,372.0
Percentage of funding from clients	100.00%	100.00%
Subordinated debt	R$ 54,540.0	R$ 75,036.0
Total	373.0
Demand Deposits 1 [Member]
IfrsStatementLineItems [Line Items]
Deposits	R$ 117,587.0	R$ 158,116.0
Percentage of funding from clients	9.90%	14.80%
Saving Deposits [Member]
IfrsStatementLineItems [Line Items]
Percentage of funding from clients	15.20%	17.90%
Time deposits [member]
IfrsStatementLineItems [Line Items]
Deposits	R$ 564,215.0	R$ 497,051.0
Percentage of funding from clients	47.70%	46.50%
Other Deposits [member]
IfrsStatementLineItems [Line Items]
Deposits	R$ 4,978.0	R$ 828.0
Percentage of funding from clients	0.80%	0.40%
Security Deposits [Member]
IfrsStatementLineItems [Line Items]
Percentage of funding from clients	21.80%	13.40%
Subordinateds Debt [Member]
IfrsStatementLineItems [Line Items]
Percentage of funding from clients	4.60%	7.00%
ZUP IT Servicos Em Technolgia E Inovaco SA [Member]
IfrsStatementLineItems [Line Items]
Deposits	R$ 871,438.0	R$ 850,372.0
Demand deposits	117,587.0	158,116.0
Savings deposits	179,764.0	190,601.0
Time deposits	564,215.0	497,051.0
Other	9,872.0	4,604.0
Funds from acceptances and issuance of securities	256,495.0	143,138.0
Funds from own issue	8.0	21.0
Subordinated debt	54,540.0	75,036.0
Total	1,182,481.0	1,068,567.0
ZUP IT Servicos Em Technolgia E Inovaco SA [Member] | Not later than one month [member]
IfrsStatementLineItems [Line Items]
Deposits	360,548.0	402,930.0
Demand deposits	117,587.0	158,116.0
Savings deposits	179,764.0	190,601.0
Time deposits	57,365.0	52,563.0
Other	5,832.0	1,650.0
Funds from acceptances and issuance of securities	12,436.0	2,310.0
Total	R$ 372,984.0	R$ 405,240.0